RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
The following is a reconciliation of net assets available for plan benefits as presented in these financial statements to the balance per Form 5500 as of December 31:

	2025	2024
Net assets available for plan benefits per the financial statements	$1,225,168,817	$1,065,061,611
Deemed distributions	(212,234)	(258,787)
Net assets available for plan benefits per the Form 5500	$1,224,956,583	$1,064,802,824

Deemed distributions are defaulted and unpaid notes receivable from active participants that are disallowed on Form 5500.
The following is a reconciliation of changes in net assets available for plan benefits as presented in these financial statements and Form 5500 for the year ended December 31:

2025
Net increase in net assets available for plan benefits per the financial statements	$160,107,206
Changes in deemed distributions	46,553
Net income per the Form 5500	$160,153,759